Acquisitions - Summary of Business Acquisitions (Detail) - Ours Technology [Member] - USD ($) $ in Thousands		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Cash		$ 16,107
Stock Consideration		24,105
Assumed liabilities related to third-party expenses		609
Total	$ 40,821	$ 40,821